Business Combination (Tables)	6 Months Ended
Jun. 30, 2026
Schedule of Assets and Liabilities Recognized Acquisitions [Abstract]
Schedule of Purchase Consideration	Details of the purchase consideration, net assets acquired and goodwill are as follows:
Amount
Purchase consideration:
Cash paid	$300,000
Total purchase consideration	$300,000

Schedule of Assets and Liabilities Recognized Acquisitions

The assets and liabilities recognized as a result of the acquisition are as follows:

Amount
Cash and cash equivalents	$54,112
Intangible assets, net	291,154
Inventories	4,492
Other current assets	658
Trade payables and other current liabilities	(139,203)
Accumulated other comprehensive loss	(4,593)
Net identifiable assets acquired	206,620

Less: non-controlling interest	(12,313)
Add: goodwill	105,693
$300,000